CONTINGENCIES (Details)					1 Months Ended				12 Months Ended
	Dec. 21, 2020 USD ($)	Sep. 24, 2020 USD ($)	Mar. 25, 2020 USD ($) item	Feb. 28, 2020 USD ($)	Feb. 28, 2022 item	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($) item	Aug. 31, 2020 USD ($) item	Dec. 31, 2021 USD ($)
Litigation Matters
Settlement amount payable to vendor			$ 37,000
Number of monthly payments to be made | item			10
Judgement received									$ 469,000
Lawsuits filed related to prior services rendered
Litigation Matters
Damages sought							$ 96,900	$ 96,900
Number of lawsuits filed | item							2	2
Number of lawsuit settled | item					1
Non-payment of trade payables
Litigation Matters
Damages sought			$ 492,390	$ 123,000
Non-payment of trade payables | Lawsuits filed related to prior services rendered
Litigation Matters
Damages sought		$ 481,000
Additional damages sought		$ 296,000
Judgement received						$ 469,000
Reimbursement Of Investment
Litigation Matters
Damages sought	$ 100,000